COMMITMENTS	12 Months Ended
Dec. 31, 2014
COMMITMENTS [Abstract]
COMMITMENTS

NOTE 7 - COMMITMENTS

Lease agreement

The Company leases office space for its headquarters and research and development facilities in Israel and the United States of America under several lease agreements. The lease agreement for the facilities in Israel are linked to the Israeli CPI and expire between December 2016 and August 2017. The lease agreement in the United States is due to expire during August 2017.

Rental expenses totaled $172, $180 and $198 in the years ended December 31, 2014, 2013 and 2012, respectively.

Future minimum lease commitments under non-cancelable operating lease agreements are $174, $166 and $65 for the years ending December 31, 2015, 2016 and 2017 respectively.

The Company has a lien in the amount of $104 on the Company's marketable securities in respect of bank guarantees granted in order to secure the lease agreements.